Lines of credit and loan facilities (Details 2) - Term and Revolving Credit Facilities $ in Thousands	1 Months Ended	9 Months Ended
	Dec. 31, 2017 USD ($) item	Sep. 30, 2019 USD ($)
Lines of credit and loan facilities
Term (in years)	5 years
Maximum borrowing capacity under facilities	$ 1,000,000
Number of arrangers | item	24
Undrawn balance which will be expired one month prior to the final maturity date		$ 550,000
Commitment fee (as a percentage)		0.20%
LIBOR
Lines of credit and loan facilities
Percentage over variable rate basis	1.15%